Organization and Presentation	12 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Presentation
Organization and Presentation
Nuance Communications, Inc. (“we,” “Nuance,” or “the Company”) is a leading provider of voice recognition solutions and natural language understanding technologies. We work with companies around the world, from banks and hospitals to airlines, carriers, and car manufacturers, who use our solutions and technologies to create better experiences for their customers and their users by enhancing the users' experience, increasing productivity and customer satisfaction. We offer our customers high accuracy in automated speech recognition, capabilities for natural language understanding, dialog and information management, biometric speaker authentication, text-to-speech, optical character recognition capabilities, and domain knowledge, along with professional services and implementation support. Using advanced analytics and algorithms, our technologies create personalized experiences and transform the way people interact with information and the technology around them. We market and sell our solutions and technologies around the world directly through a dedicated sales force, through our e-commerce website and also through a global network of resellers, including system integrators, independent software vendors, value-added resellers, distributors, hardware vendors, and telecommunications carriers.
We operate in four reportable segments: Healthcare, Mobile, Enterprise, and Imaging. See Note 19 for a description of each of these segments. We have completed several business acquisitions during the three years ended September 30, 2015, including Tweddle Technology Solutions Segment ("TGT") on May 31, 2013, J.A. Thomas and Associates, Inc. ("JA Thomas") on October 1, 2012, and numerous immaterial acquisitions. The results of operations from these acquired businesses have been included in our consolidated financial statements from their respective acquisition dates. See Note 3 for additional disclosure related to these acquisitions.
We have evaluated subsequent events from September 30, 2015 through the date of the issuance of these consolidated financial statements and have determined that no material subsequent events have occurred that would affect the information presented in these consolidated financial statements.